Insurance Contract Liabilities and Reinsurance Assets - Additional Information (Detail) - CAD CAD in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Fair value of assets backing net insurance contract liabilities excluding reinsurance assets	CAD 278,521	CAD 278,521	CAD 266,119
Fair value of assets backing capital and other liabilities	456,278	456,278	459,256
Change in net insurance and investment contract liabilities		277	655
Change in net income attributed to shareholders	CAD 2,800
Change in net income attributed to shareholders (post-tax)		(35)	(453)
ALDA and Public Equity Investment Return Assumptions [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net insurance and investment contract liabilities		1,296
Change in net income attributed to shareholders (post-tax)		(892)
Corporate Spread Assumptions [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net insurance and investment contract liabilities		(515)
Change in net income attributed to shareholders (post-tax)		344
Refinements To Liability and Tax Cash Flows [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net insurance and investment contract liabilities		(1,049)
Change in net income attributed to shareholders (post-tax)		696
U.S. variable annuities guaranteed minimum withdrawal benefit incidence and utilization [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)			665
Canada [Member] | U.S. variable annuities guaranteed minimum withdrawal benefit incidence and utilization [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)			128
Japan [Member] | U.S. variable annuities guaranteed minimum withdrawal benefit incidence and utilization [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)			228
Mortality and morbidity updates [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net insurance and investment contract liabilities		(254)	(53)
Change in net income attributed to shareholders (post-tax)		299	76
Mortality and morbidity updates [Member] | U.S [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)		384
Mortality and morbidity updates [Member] | Canada [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)		264
Mortality and morbidity updates [Member] | Canada [Member] | Retail Insurance Business [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)		222
Mortality and morbidity updates [Member] | Asia [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)		264
Mortality and morbidity updates [Member] | Japan [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)		197	76
Lapses and policyholder behavior [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net insurance and investment contract liabilities		1,019
Change in net income attributed to shareholders (post-tax)		(783)
Lapses and policyholder behavior [Member] | Canada [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)		315
Lapses and policyholder behavior [Member] | Canada [Member] | Segregated funds [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)		242
Lapses and policyholder behavior [Member] | Japan [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)		226
Other updates [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net insurance and investment contract liabilities		(220)	162
Change in net income attributed to shareholders (post-tax)		301	(73)
Other updates [Member] | ALDA and Public Equity Investment Return Assumptions [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)		892
Other updates [Member] | Corporate Spread Assumptions [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)		344
Other updates [Member] | U.S [Member] | Refinements To Liability and Tax Cash Flows [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)		CAD 696
JH Long Term Care triennial review [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net insurance and investment contract liabilities			696
Change in net income attributed to shareholders (post-tax)			(452)
Contract liabilities benefits			CAD 1,000
Percentage of premium increase due to changes in actuarial assumptions			20.00%
Economic reinvestment assumptions [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net insurance and investment contract liabilities			CAD 443
Change in net income attributed to shareholders (post-tax)			(313)
Bottom of range [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Percentage provision for adverse deviation assumptions not specifically provided	5.00%	5.00%
Top of range [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Percentage provision for adverse deviation assumptions not specifically provided	20.00%	20.00%
MLI and John Hancock Life Insurance Company [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Assets and insurance contract liabilities related to closed blocks participating policies	CAD 28,135	CAD 28,135	CAD 29,108